Condensed Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,768,135)	$ (16,692,807)	$ (17,815,307)	$ (1,841,899)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	215	76	103
Depreciation	128,200	3,858	27,113	103
Share compensation expense	19,200,000
Amortization of operating lease right-of-use assets	34,854
Loss from debt settlement	984,183
Loss from disposal of intangible assets	192
Change in operating assets and liabilities:
Accounts receivables	(16,813)
Advance in purchase of machinery	(122,445)
Prepaid expenses	10,971	93,486	145,106	(77,215)
Advance to a related company		97,353	98,771	10,289
Inventories	6,071		(65,531)
Deposits		(43,877)	102,327	(127,664)
Other receivables	283	(47,355)	(45,306)	(34,183)
Interests payable	42,214	17,424	23,657	23,380
Other payables and accrued expenses	131,377	193,371	702,538	160,597
Payable to directors				2,296,915
Provision for bonus		13,800,000	13,800,000
Operating lease liabilities	(34,854)
Payables to shareholders	590,052
Net cash used in operating activities	(1,813,635)	(2,578,471)	(3,026,529)	410,323
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(29,469)	(1,271,734)	(1,438,033)	(1,598)
Purchases of intangible assets	(2,808)
Net cash used in investing activities	(32,277)	(1,271,734)	(1,438,033)	(1,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans - related party	578,235		315,390
Proceeds from long-term debt - related party		2,583,996	2,917,330
Repayments to long-term debt - related party		(105,988)	(107,532)
Payments of deferred merger costs		(919,446)	(919,446)	(700,810)
Proceeds from the completion of reverse recapitalization		1,231	1,231
Proceeds from PIPE investment		2,500,000	2,500,000
Proceeds from issuance of ordinary shares	989,827
Net cash provided by financing activities	1,568,062	4,059,793	4,706,973	(700,810)
Effect of exchange rate changes	(19,491)	(122,809)	104,814	68,394
NET CHANGE IN CASH	(297,341)	86,779	347,225	(223,691)
Cash, beginning of the period	348,655	1,430	1,430	225,121
Cash, end of the period	51,314	88,209	348,655	1,430
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary share upon the reverse recapitalization		1,932,739	3,473,764
Reclassification of deferred merger costs to additional paid-in capital		704,334	704,334
Issuance of shares for the settlement of amount due to shareholders		8,200,000	$ 8,200,000
Issuance of ordinary share for the settlement of the deferred underwriting commission payable	1,541,025
Issuance of warrants for the settlement of salary payable and share compensation expense to shareholder	19,400,000
Operating lease assets obtained in exchange for operating lease liabilities	$ 63,140